Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations
Schedule of net assets acquired and liabilities recognized

		January 1, 2025 (Deemed acquisition date)
		K enter	Lamp	Bidangil	Apeitda	Anseilen	Solaire Partners	Total
		(In thousands of Korean won)
- Asset	₩
Cash and cash equivalents		490,070	863,927	1,448,485	344,537	361,234	355	3,508,608
Accounts receivable and financial assets (*1)		4,254,387	1,684,662	1,863,496	522,218	54,824	3,314,474	11,694,061
Other non-financial assets		3,128,462	2,656,784	584,523	2,279	586,011	97	6,958,156
Property and equipment including right-of-use assets		77,734	159,538	123,789	220,843	735	74,097	656,736
Intangible assets other than goodwill		-	1,306,583	806,737	-	-	-	2,113,320
Deferred tax assets		-	45,845	-	-	-	-	45,845
Deferred transaction costs		3,163,511	-	-	-	-	-	3,163,511
Others		128,491	130,057	-	-	31	135,943	394,522
Subtotal	₩	11,242,655	6,847,396	4,827,030	1,089,877	1,002,835	3,524,966	28,534,759
- Liabilities
Trade payables and other financial liabilities		8,414,624	2,040,169	911,596	19,112	17,724	1,993,839	13,397,064
Borrowings		1,420,528	1,445,453	-	-	-	207,336	3,073,317
Convertible Notes		3,920,244	-	-	-	-	-	3,920,244
Derivative liabilities		590,020	-	-	-	-	-	590,020
Contract liabilities		-	900,000	-	-	-	-	900,000
Lease liabilities		88,488	145,647	123,328	-	-	60,945	418,408
Defined benefit liabilities		-	255,006	-	121,521	7,130	152,368	536,025
Deferred tax liabilities		-	129,352	-	-	-	-	129,352
Others		294,162	428,731	88,928	122,857	1,561,219	134,899	2,630,796
Subtotal		14,728,066	5,344,358	1,123,852	263,490	1,586,073	2,549,387	25,595,226
Fair Value of Identifiable Net Assets		(3,485,411)	1,503,038	3,703,178	826,387	(583,238)	975,579	2,939,533

(*1)	The fair value of trade receivables acquired through the business combination is Korean Won 172 million. The contractual amount of trade receivables as of the acquisition date is Korean Won 172 million, and no trade receivables are expected to be uncollectible.

Schedule of business combinations of measurement of fair values

Assets acquired	Measurement bases
Intangible assets	The fair value is determined by projecting the future cash flows attributable to the specific intangible asset over its expected useful life, deducting contributory asset charges for the use of supporting assets, and discounting the resulting excess earnings to present value using an appropriate discount rate that reflects the risk associated with the asset.

Schedule of business combinations of goodwill

		January 1, 2025 (Deemed acquisition date)
		K enter	Lamp	Bidangil	Apeitda	Anseilen	Solaire Partners	Total
		(In thousands of Korean won)
Consideration transferred		169,012,604	7,959,688	5,310,988	3,979,845	2,005,971	3,714,183	191,983,279
Fair Value of Net Assets Attributable to the Acquired Interest		(3,485,411)	770,789	1,988,022	421,458	(297,451)	926,800	324,207
- Fair Value of Identifiable Net Assets		(3,485,411)	1,503,038	3,703,178	826,387	(583,238)	975,579	2,939,533
- Non-controlling interest		-	(732,249)	(1,715,156)	(404,929)	285,787	(48,779)	(2,615,326)
Goodwill (*1)	₩	172,498,015	7,188,899	3,322,966	3,558,387	2,303,422	2,787,383	191,659,072

(*1)	The goodwill of Korean Won 191,659,072 thousand arising from the acquisition is attributable to synergies expected from the combination of operations and the customer base acquired. None of the goodwill recognized is expected to be deductible for income tax purposes.